Quarterly Holdings Report
for
Fidelity Advisor® Energy Fund
April 30, 2023
ANR-NPRT3-0623
1.800328.119
Common Stocks - 99.5%
	Shares	Value ($)
Energy Equipment & Services - 14.6%
Oil & Gas Drilling - 1.4%
Nabors Industries Ltd. warrants 6/11/26 (a)	6,604	101,273
Noble Corp. PLC	106,400	4,091,080
Odfjell Drilling Ltd. (a)	691,156	1,608,388
Shelf Drilling Ltd. (a)(b)	579,628	1,316,218
Valaris Ltd. (a)	222,500	13,350,000
		20,466,959
Oil & Gas Equipment & Services - 13.2%
Halliburton Co.	1,790,700	58,645,425
Nextier Oilfield Solutions, Inc. (a)	2,394,100	19,344,328
NOV, Inc.	439,500	7,361,625
Oceaneering International, Inc. (a)	488,000	8,652,240
ProFrac Holding Corp. (c)	349,100	3,909,920
ProPetro Holding Corp. (a)	479,700	3,329,118
Schlumberger Ltd.	1,284,818	63,405,768
TechnipFMC PLC (a)	1,984,400	27,166,436
		191,814,860
TOTAL ENERGY EQUIPMENT & SERVICES		212,281,819
Independent Power and Renewable Electricity Producers - 0.4%
Independent Power Producers & Energy Traders - 0.4%
Vistra Corp.	222,200	5,301,692
Oil, Gas & Consumable Fuels - 84.5%
Coal & Consumable Fuels - 0.2%
Arch Resources, Inc.	23,800	2,909,550
Integrated Oil & Gas - 40.9%
Cenovus Energy, Inc. (Canada) (c)	2,476,500	41,565,937
Chevron Corp.	615,770	103,806,507
Exxon Mobil Corp.	3,010,361	356,246,121
Imperial Oil Ltd.	260,400	13,273,221
Occidental Petroleum Corp.	909,200	55,943,076
Occidental Petroleum Corp. warrants 8/3/27 (a)	36,987	1,486,877
Suncor Energy, Inc.	634,500	19,866,029
		592,187,768
Oil & Gas Exploration & Production - 27.8%
Antero Resources Corp. (a)	614,700	14,131,953
APA Corp.	542,000	19,972,700
Callon Petroleum Co. (a)	33,340	1,104,888
Canadian Natural Resources Ltd. (c)	927,500	56,518,729
Chord Energy Corp.	39,830	5,669,004
Civitas Resources, Inc.	105,544	7,287,813
ConocoPhillips Co.	661,150	68,025,724
Coterra Energy, Inc.	248,621	6,364,698
Devon Energy Corp.	425,300	22,723,779
Diamondback Energy, Inc.	91,900	13,068,180
EOG Resources, Inc.	157,586	18,826,799
EQT Corp.	138,100	4,811,404
Hess Corp.	398,200	57,762,892
Magnolia Oil & Gas Corp. Class A	202,000	4,266,240
National Energy Services Reunited Corp. (a)	922,000	2,812,100
Northern Oil & Gas, Inc.	67,730	2,246,604
Ovintiv, Inc.	423,300	15,272,664
PDC Energy, Inc.	530,888	34,534,264
Pioneer Natural Resources Co.	117,625	25,589,319
Range Resources Corp.	717,000	18,964,650
SM Energy Co.	112,100	3,147,768
		403,102,172
Oil & Gas Refining & Marketing - 10.4%
Marathon Petroleum Corp.	520,278	63,473,916
Phillips 66 Co.	263,618	26,098,182
Valero Energy Corp.	528,300	60,580,161
		150,152,259
Oil & Gas Storage & Transportation - 5.2%
Cheniere Energy, Inc.	326,100	49,893,300
Energy Transfer LP	1,589,200	20,468,896
Golar LNG Ltd. (a)	188,900	4,288,030
		74,650,226
TOTAL OIL, GAS & CONSUMABLE FUELS		1,223,001,975
TOTAL COMMON STOCKS (Cost $902,717,432)		1,440,585,486

Money Market Funds - 1.9%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 4.88% (d)(e) (Cost $26,926,224)	26,923,532	26,926,224

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $929,643,656)	1,467,511,710
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(19,979,516)
NET ASSETS - 100.0%	1,447,532,194

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,316,218 or 0.1% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	5,552,227	143,113,530	148,665,757	78,312	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 4.88%	58,002,499	561,072,375	592,148,650	69,008	-	-	26,926,224	0.1%
Total	63,554,726	704,185,905	740,814,407	147,320	-	-	26,926,224

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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